Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2013
Registrant Name	dei_EntityRegistrantName	Eaton Vance Growth Trust
Central Index Key	dei_EntityCentralIndexKey	0000102816
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 01, 2014
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2014
Prospectus Date	rr_ProspectusDate	Feb. 01, 2014
Eaton Vance Atlanta Capital Focused Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

 You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests in common stocks of approximately 20 to 35 companies, primarily with large market capitalizations. The Fund will normally invest in common stocks of companies having market capitalizations that rank among the top 1,000 U.S. companies. The Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may also lend its securities.

The portfolio managers seek to invest in quality growth companies with a demonstrated history of consistent growth and stability in earnings that management believes are attractively valued relative to earnings and cash flow per share. Financial quality is determined by analysis of a company’s financial statements and is measured by a company’s demonstrated ability to consistently grow earnings. The portfolio managers typically favor companies that they believe have sustainable above-average earnings growth potential and whose underlying financial prospects are exceeding consensus expectations. Sustainable earnings growth potential is determined by rigorous fundamental analysis of a company’s financial trends; products and services; industry conditions; and other factors. The portfolio managers may utilize “financial quality rankings” provided by nationally recognized rating services as part of their investment analysis but do not rely solely upon such rankings in making investment decisions. The portfolio managers seek to manage individual security risk through analysis of each security’s risk/reward characteristics.

Portfolio securities are selected by the portfolio managers in consultation with a team of investment analysts in the investment sub-adviser’s equity research group. Each analyst maintains research responsibility for investments in his or her area of coverage. Stocks are added to the portfolio based on factors which may include: the relative attractiveness of the risk/reward profile; earnings consistency; expected rate of sustainable earnings growth; and prospects for near-term accelerating earnings growth. The portfolio managers may sell a security when its fundamentals deteriorate, when its valuation is no longer attractive relative to its long-term growth rate or when other securities are identified to displace a current holding.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests in common stocks of approximately 20 to 35 companies, primarily with large market capitalizations. The Fund will normally invest in common stocks of companies having market capitalizations that rank among the top 1,000 U.S. companies. The Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may also lend its securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks (such as large-cap or growth stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels. Depositary receipts are subject to many of the risks associated with investing in foreign securities including political and economic risks.

Issuer Diversification Risk. The Fund is “non-diversified ,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the sub- adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub-adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions for certain periods. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the ten years ended December 31, 2013 , the highest quarterly total return for Class A was 21. 51 % for the quarter ended March 31, 2012, and the lowest quarterly return was –23. 79 % for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	For the ten years ended December 31, 2013 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.79%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod

The Class C performance shown above for the period prior to May 2, 2011 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes ).

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. The Class C performance shown above for the period prior to May 2, 2011 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes ). If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Atlanta Capital Focused Growth Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAALX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	683
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	911
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,156
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,860
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	683
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	911
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,156
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,860
Annual Return 2004	rr_AnnualReturn2004	5.76%
Annual Return 2005	rr_AnnualReturn2005	3.62%
Annual Return 2006	rr_AnnualReturn2006	8.44%
Annual Return 2007	rr_AnnualReturn2007	12.10%
Annual Return 2008	rr_AnnualReturn2008	(36.89%)
Annual Return 2009	rr_AnnualReturn2009	33.04%
Annual Return 2010	rr_AnnualReturn2010	17.65%
Annual Return 2011	rr_AnnualReturn2011	(5.96%)
Annual Return 2012	rr_AnnualReturn2012	17.64%
Annual Return 2013	rr_AnnualReturn2013	26.85%
1 Year	rr_AverageAnnualReturnYear01	19.59%
5 Years	rr_AverageAnnualReturnYear05	15.66%
10 Years	rr_AverageAnnualReturnYear10	5.69%
Eaton Vance Atlanta Capital Focused Growth Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAGCX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	290
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	588
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,011
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,190
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	190
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	588
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,190
1 Year	rr_AverageAnnualReturnYear01	24.75%
5 Years	rr_AverageAnnualReturnYear05	16.57%
10 Years	rr_AverageAnnualReturnYear10	6.11%
Eaton Vance Atlanta Capital Focused Growth Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EILGX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,073
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	89
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	278
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	482
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,073
1 Year	rr_AverageAnnualReturnYear01	27.13%
5 Years	rr_AverageAnnualReturnYear05	17.37%
10 Years	rr_AverageAnnualReturnYear10	6.58%
Eaton Vance Atlanta Capital Focused Growth Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.92%
5 Years	rr_AverageAnnualReturnYear05	15.51%
10 Years	rr_AverageAnnualReturnYear10	5.25%
Eaton Vance Atlanta Capital Focused Growth Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.61%
5 Years	rr_AverageAnnualReturnYear05	12.65%
10 Years	rr_AverageAnnualReturnYear10	4.59%
Eaton Vance Atlanta Capital Focused Growth Fund | Russell 1000 Growth Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.48%
5 Years	rr_AverageAnnualReturnYear05	20.38%
10 Years	rr_AverageAnnualReturnYear10	7.82%
Eaton Vance Atlanta Capital Select Equity Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year , the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (the “80% Policy”). The Fund normally invests in the common stocks of approximately 25 to 40 companies. The Fund may invest in companies across a broad capitalization range, but primarily invests in mid-to large-cap companies with capitalizations comparable to those companies included in the Russell 1000 Index. Although it invests primarily in U.S. traded securities (including depositary receipts evidencing ownership in underlying foreign stocks), the Fund may invest up to 25% of its total assets in foreign securities, including those trading in developed and emerging markets. The Fund may invest in exchange-traded funds (“ETFs”) and other pooled investment vehicles and in real estate investment trusts , and may lend its securities.

The portfolio managers seek to invest in quality companies with a demonstrated history of consistent growth and stability in earnings that they believe are attractively valued relative to earnings and cash flow per share. Financial quality is measured by a company’s demonstrated ability to consistently grow earnings. Other characteristics of quality companies include a history of sustained growth in earnings and operating cash flow; high returns on capital; attractive profit margins; and leading industry positions. The portfolio managers seek to purchase stocks of companies capable of sustaining consistent earnings growth while maintaining a strong financial condition. Investments are determined based primarily on fundamental analysis of a company’s financial trends, products and services and other factors. The portfolio managers may utilize “financial quality rankings” provided by nationally recognized rating services as part of its investment analysis but does not rely solely upon such rankings in making investment decisions. The portfolio managers may sell a security when its fundamentals deteriorate or when it is no longer attractively valued in relation to the market as a whole or other potential investments. The portfolio managers seek to manage portfolio risk by constructing a portfolio of undervalued companies and favoring companies with a history of consistent sustained growth and stability in earnings and operating cash flow.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (the “80% Policy”). The Fund normally invests in the common stocks of approximately 25 to 40 companies. The Fund may invest in companies across a broad capitalization range, but primarily invests in mid-to large-cap companies with capitalizations comparable to those companies included in the Russell 1000 Index. Although it invests primarily in U.S. traded securities (including depositary receipts evidencing ownership in underlying foreign stocks), the Fund may invest up to 25% of its total assets in foreign securities, including those trading in developed and emerging markets. The Fund may invest in exchange-traded funds (“ETFs”) and other pooled investment vehicles and in real estate investment trusts , and may lend its securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Issuer Diversification Risk. The Fund is “non-diversified ,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.

Foreign and Emerging Market Investment Risk. Because the Fund may invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. As a result, Fund share values may be more volatile than if the Fund invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing in foreign securities including political, economic and market risks.

Real Estate Investment Trust Risk. Real estate investment trusts (“REITs”) are subject to special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

ETF Risk. Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments and subjects it to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price, which may vary from the ETF’s net asset value. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the value of the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the sub- adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub-adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The return in the bar chart is for Class A shares and does not reflect a sales charge. If the sales charge was reflected, the return would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period from December 31, 2012 through December 31, 2013, the highest quarterly total return for Class A was 10.84% for the quarter ended March 31, 2013, and the lowest quarterly return was 1.15% for the quarter ended June 30, 2013.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the period from December 31, 2012 through December 31, 2013, the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.15%
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod

The Class C performance shown above for the period prior to March 19, 2013 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in expenses of the two classes).

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Class A and Class I commenced operations on January 3, 2012. The Class C performance shown above for the period prior to March 19, 2013 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in expenses of the two classes). If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Atlanta Capital Select Equity Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ESEAX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	993
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,316
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,230
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	691
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	993
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,316
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,230
Annual Return 2013	rr_AnnualReturn2013	29.30%
1 Year	rr_AverageAnnualReturnYear01	21.87%
Since Inception	rr_AverageAnnualReturnSinceInception	20.13%
Eaton Vance Atlanta Capital Select Equity Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	299
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	673
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,174
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,553
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	673
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,174
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,553
1 Year	rr_AverageAnnualReturnYear01	27.54%
Since Inception	rr_AverageAnnualReturnSinceInception	23.39%
Eaton Vance Atlanta Capital Select Equity Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ESEIX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	366
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,475
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	98
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	366
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	654
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,475
1 Year	rr_AverageAnnualReturnYear01	29.64%
Since Inception	rr_AverageAnnualReturnSinceInception	24.03%
Eaton Vance Atlanta Capital Select Equity Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.77%
Since Inception	rr_AverageAnnualReturnSinceInception	20.07%
Eaton Vance Atlanta Capital Select Equity Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.45%
Since Inception	rr_AverageAnnualReturnSinceInception	15.66%
Eaton Vance Atlanta Capital Select Equity Fund | Russell 1000 Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.11%
Since Inception	rr_AverageAnnualReturnSinceInception	23.63%
Eaton Vance Atlanta Capital SMID-Cap Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	* Expenses in the table above and the Example below reflect the expenses of the Fund and the SMID-Cap Portfolio (the "Portfolio"), the Fund's master Portfolio.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of companies with small to mid-sized market capitalizations (“small- to mid-cap stocks”). The Fund will normally invest in common stocks of companies having market capitalizations within the range of companies comprising the Russell 2500 Index. Under normal circumstances, the Fund invests at least 80% of its net assets in small- to mid-cap stocks (the “80% Policy”). The Fund may also invest in larger companies and in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may also lend its securities .

The portfolio managers seek to invest in quality companies with a demonstrated history of consistent growth and stability in earnings that they believe are attractively valued relative to earnings and cash flow per share. Financial quality is measured by a company’s demonstrated ability to consistently grow earnings. Other characteristics of quality companies include a history of sustained growth in earnings and operating cash flow; high returns on capital; attractive profit margins; and leading industry positions. The portfolio managers seek to purchase stocks of companies capable of sustaining consistent earnings growth while maintaining a strong financial condition. Investments are determined based primarily on fundamental analysis of a company’s financial trends, products and services and other factors. The portfolio managers may utilize “financial quality rankings” provided by nationally recognized rating services as part of their investment analysis but do not rely solely upon such rankings in making investment decisions. The portfolio managers may sell a security when its fundamentals deteriorate or when it is no longer attractively valued in relation to the market as a whole or other potential investments. The portfolio managers seek to manage portfolio risk by constructing a diversified portfolio of undervalued companies and favoring companies with a history of consistent sustained growth and stability in earnings and operating cash flow.

The Fund currently invests its assets in the Portfolio , a separate registered investment company with the same objective and policies as the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund invests primarily in common stocks of companies with small to mid-sized market capitalizations (“small- to mid-cap stocks”). The Fund will normally invest in common stocks of companies having market capitalizations within the range of companies comprising the Russell 2500 Index. Under normal circumstances, the Fund invests at least 80% of its net assets in small- to mid-cap stocks (the “80% Policy”). The Fund may also invest in larger companies and in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may also lend its securities .

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks (such as small-cap or mid-cap stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels. Depositary receipts are subject to many of the risks associated with investing in foreign securities including political and economic risks.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the sub- adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub-adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the ten years ended December 31, 2013 , the highest quarterly total return for Class A was 17. 65 % for the quarter ended June 30, 2009, and the lowest quarterly return was –19. 71 % for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	For the ten years ended December 31, 2013 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.66%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod

The Class C performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in expenses of the two classes ). The Class R performance shown above for the period between August 3, 2009 (re-commencement of operations) and September 11, 2004 (date of closing of Class R) is the performance of Class A shares, adjusted for the sales charge that applies to Class R shares (but not adjusted for any other differences in expenses of the two classes). Class R returns prior to September 11, 2004 reflect actual total return of the Class R shares.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. The Class C performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in expenses of the two classes ). The Class R performance shown above for the period between August 3, 2009 (re-commencement of operations) and September 11, 2004 (date of closing of Class R) is the performance of Class A shares, adjusted for the sales charge that applies to Class R shares (but not adjusted for any other differences in expenses of the two classes). Class R returns prior to September 11, 2004 reflect actual total return of the Class R shares. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Atlanta Capital SMID-Cap Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAASX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	695
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	951
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,226
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,009
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	695
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	951
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,226
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,009
Annual Return 2004	rr_AnnualReturn2004	18.55%
Annual Return 2005	rr_AnnualReturn2005	4.51%
Annual Return 2006	rr_AnnualReturn2006	14.43%
Annual Return 2007	rr_AnnualReturn2007	11.74%
Annual Return 2008	rr_AnnualReturn2008	(26.20%)
Annual Return 2009	rr_AnnualReturn2009	34.94%
Annual Return 2010	rr_AnnualReturn2010	25.53%
Annual Return 2011	rr_AnnualReturn2011	5.44%
Annual Return 2012	rr_AnnualReturn2012	13.91%
Annual Return 2013	rr_AnnualReturn2013	35.72%
1 Year	rr_AverageAnnualReturnYear01	27.91%
5 Years	rr_AverageAnnualReturnYear05	21.06%
10 Years	rr_AverageAnnualReturnYear10	11.76%
Eaton Vance Atlanta Capital SMID-Cap Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECASX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	630
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,082
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,337
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	630
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,082
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,337
1 Year	rr_AverageAnnualReturnYear01	33.76%
5 Years	rr_AverageAnnualReturnYear05	21.73%
10 Years	rr_AverageAnnualReturnYear10	12.07%
Eaton Vance Atlanta Capital SMID-Cap Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EISMX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	321
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	557
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,235
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	321
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	557
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,235
1 Year	rr_AverageAnnualReturnYear01	36.06%
5 Years	rr_AverageAnnualReturnYear05	22.80%
10 Years	rr_AverageAnnualReturnYear10	12.70%
Eaton Vance Atlanta Capital SMID-Cap Fund | Class R
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ERSMX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	476
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	823
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,801
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	476
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	823
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,801
1 Year	rr_AverageAnnualReturnYear01	35.43%
5 Years	rr_AverageAnnualReturnYear05	22.26%
10 Years	rr_AverageAnnualReturnYear10	12.28%
Eaton Vance Atlanta Capital SMID-Cap Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.71%
5 Years	rr_AverageAnnualReturnYear05	20.97%
10 Years	rr_AverageAnnualReturnYear10	11.12%
Eaton Vance Atlanta Capital SMID-Cap Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.95%
5 Years	rr_AverageAnnualReturnYear05	17.29%
10 Years	rr_AverageAnnualReturnYear10	9.67%
Eaton Vance Atlanta Capital SMID-Cap Fund | Russell 2500 Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	36.80%
5 Years	rr_AverageAnnualReturnYear05	21.75%
10 Years	rr_AverageAnnualReturnYear10	9.80%
Eaton Vance Atlanta Capital SMID-Cap Fund | Russell 2000 Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	38.82%
5 Years	rr_AverageAnnualReturnYear05	20.07%
10 Years	rr_AverageAnnualReturnYear10	9.06%

[1]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.20% for Class A shares, 1.95% for Class C shares and 0.95% for Class I shares. This expense reimbursement will continue through January 31, 2015. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[2]	The sub-adviser has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.25% for Class A shares, 2.00% for Class C shares, 1.00% for Class I shares and 1.50% for Class R shares. This expense reimbursement will continue through January 31, 2015. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.